SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Compensation
Stock and stock option-based compensation expense

In Thousands of US Dollars
Functional Expense Category	2018	2017	2016
General and administrative expense	$2,064	$3,708	$5,002
Research and development expense	1,819	2,589	4,072
Total	$3,883	$6,297	$9,074